STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure Of Statements Of Comprehensive Loss Additional Information [Abstract]
STATEMENTS OF PROFIT OR LOSS – ADDITIONAL INFORMATION
NOTE 19: - STATEMENTS OF PROFIT OR LOSS – ADDITIONAL INFORMATION

a.	Cost of revenues:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$747	$432	$238
Materials and sub-contractors	1,936	1,260	671

	$2,683	$1,692	$909

b.	Research and development, net:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$8,509	$9,862	$11,545
Share-based compensation	360	764	593
Materials and sub-contractors	4,152	6,349	5,514
Plant growth and greenhouse maintenance	456	744	839
Office maintenance	651	639	437
Depreciation and amortization	2,440	2,549	2,540
Gain from derecognition of property, plant and equipment	-	(26)	-
Amounts recorded with respect to government grants (*)	48	(143)	(726)
Other	32	39	50

	$16,648	$20,777	$20,792

*) Excludes EU Horizon participation amounts, that were deducted from specific expense items above

c.	Sales and marketing:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$1,979	$1,996	$2,475
Share-based compensation	603	595	323
Subcontractors and professional fees	564	855	883
Travel	245	142	76
Legal	21	10	120
Other	13	13	56

	$3,425	$3,611	$3,933

d.	General and administrative:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$2,914	$2,902	$2,929
Share-based compensation	757	518	270
Professional fees	3,436	2,281	2,876
Other	334	367	407

	$7,441	$6,068	$6,482

e.	Other expenses (income):

1.
During the year ended December 31, 2022, the Company received an amount of $3,500 from Bayer Cropscience LP under their joint seed traits collaboration agreement with Evogene, as part of a restructuring and release of its patent filing, prosecution, and maintenance obligation under the collaboration. According to the agreement, the Company has no further filing, prosecution, and maintenance obligation with respect to the patent rights deriving from this collaboration.

2.	The decision to cease Canonic Ltd.’s operations in the first half of 2024 resulted in other expenses of approximately $524, mainly due to impairment of fixed assets in the first quarter of 2024.

f.	Financing income and expenses:

Financing income:

	Year ended December 31,
	2024	2023	2022

Exchange differences	$13	$167	$319
Interest income	957	1,248	182
Financial income in respect of government grants	47	26	15
Change in the fair value of marketable Securities	-	45	-
Remeasurement of warrants and pre-funded warrants	6,529	-	-

	$7,546	$1,486	$516

Financing expenses:

	Year ended December 31,
	2024	2023	2022

Bank expenses and commissions	$61	$56	$76
Exchange differences	60	412	2,060
Change in the fair value of marketable securities	-	-	721
Excess of initial fair value of pre-funded warrants over transaction proceeds	2,684	-	-
Amortization of deferred expenses related to issuance of warrants	471	-	-
Lease liability interest	63	115	165
Revaluation of Convertible SAFE	3	254	114
Financial expenses in respect of government grants	-	128	193

	$3,342	$965	$3,329